OPERATING LEASES (Summary of maturity of operating leases liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Future lease payments under operating leases
2020	$ 2,759	¥ 19,206
2021	2,793	19,446
2022	2,012	14,009
Thereafter	0	0
Total	7,564	52,661
Less: imputed interest	(619)	(4,314)
Total operating lease liabilities	$ 6,945	¥ 48,347	¥ 61,636